PROPERTY AND EQUIPMENT - Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Right-of-use assets [Abstract]
Right-of-use assets, Beginning balance	$ 75,875	$ 71,243
Additions	23,922	30,250
Disposal - net of depreciation	(441)	(3,564)
Transferred to owned	(404)	(7,186)
Foreign exchange movements	(4,871)	1,752
Depreciation charge for the year	(16,439)	(16,620)
Right-of-use assets, Ending balance	77,642	75,875
Facility Leases [Member]
Right-of-use assets [Abstract]
Right-of-use assets, Beginning balance	74,748	61,276
Additions	23,470	29,388
Disposal - net of depreciation	(441)	(3,207)
Foreign exchange movements	(4,843)	1,220
Depreciation charge for the year	(15,967)	(13,929)
Right-of-use assets, Ending balance	76,967	74,748
Leasehold Improvements [Member]
Right-of-use assets [Abstract]
Right-of-use assets, Beginning balance	439	1,507
Additions		576
Transferred to owned	(354)	(1,123)
Foreign exchange movements		79
Depreciation charge for the year	(60)	(600)
Right-of-use assets, Ending balance	25	439
Furniture, Fixture and Equipment [Member]
Right-of-use assets [Abstract]
Right-of-use assets, Beginning balance		5,085
Additions		177
Transferred to owned		(4,434)
Foreign exchange movements		254
Depreciation charge for the year		(1,082)
Computer Equipment [Member]
Right-of-use assets [Abstract]
Right-of-use assets, Beginning balance	432	2,961
Additions		109
Disposal - net of depreciation		(349)
Transferred to owned		(1,629)
Foreign exchange movements		180
Depreciation charge for the year	(236)	(840)
Right-of-use assets, Ending balance	196	432
Vehicles [Member]
Right-of-use assets [Abstract]
Right-of-use assets, Beginning balance	256	414
Additions	452
Disposal - net of depreciation		(8)
Transferred to owned	(50)
Foreign exchange movements	(28)	19
Depreciation charge for the year	(176)	(169)
Right-of-use assets, Ending balance	$ 454	$ 256